Right-of-use assets (Details)	6 Months Ended
Apr. 30, 2022 USD ($)
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 27,009,760
Right-of-use assets, ending balance	$ 32,396,195
Lease term	4 years
Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 28,955,725
Additions	8,069,347
Modifications	(221,703)
Right-of-use assets, ending balance	36,803,369
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,945,965)
Depreciation	(2,670,070)
Disposals	208,861
Right-of-use assets, ending balance	(4,407,174)
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	26,927,777
Right-of-use assets, ending balance	32,242,907
Premises | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	28,821,956
Additions	7,951,830
Modifications	(196,578)
Right-of-use assets, ending balance	36,577,208
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,894,179)
Depreciation	(2,648,983)
Disposals	208,861
Right-of-use assets, ending balance	(4,334,301)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	81,983
Right-of-use assets, ending balance	153,288
Equipment | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	133,769
Additions	117,517
Modifications	(25,125)
Right-of-use assets, ending balance	226,161
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(51,786)
Depreciation	(21,087)
Disposals	0
Right-of-use assets, ending balance	$ (72,873)